Share Capital and Reserves (Details 6) - $ / shares	Nov. 01, 2016	Sep. 09, 2016
Share Capital And Reserves
Weighted average fair value per option	$ 5.90	$ 11.70
Weighted average risk-free interest rate	0.68%	0.59%
Forfeiture rate	0.00%	0.00%
Weighted average expected volatility	156.70%	152.32%
Expected life (years)	5 years	5 years
Dividend yield	0.00%	0.00%
Stock price on the date of grant	$ 6.40	$ 12.90